UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2011

Date of reporting period:	1/31/2011

Item 1.	Schedule of Investments

Prudential Global Total Return Fund, Inc.

Schedule of Investments

as of January 31, 2011 (Unaudited)

Principal Amount (000)	Description	Value
LONG-TERM INVESTMENTS 93.8%
Brazil 2.3%
	Brazil Notas do Tesouro Nacional Series F, Notes,
BRL 1,000	10.000%, 01/01/14	$ 559,088
	Cia Energetica de Sao Paulo, Sr. Notes, MTN, 144A,
2,850	9.750%, 01/15/15	2,324,840

		2,883,928

Colombia 0.2%
	Republic of Colombia,
COP 345,000	9.850%, 06/28/27	220,898
Eurobonds 7.9%
	Belgium Government Bond,
EUR 150	4.000%, 03/28/17	208,022
	Deutschland Bundesrepublik,
720	3.750%, 01/04/19	1,039,228
	Hellenic Republic Government Bonds,
360	4.300%, 07/20/17	331,718
2,000	4.500%, 09/20/37	1,555,902
	Ireland Government Bond,
500	4.500%, 04/18/20	493,099
750	5.000%, 10/18/20	752,485
	Italian Government Bond,
1,625	6.000%, 05/01/31	2,389,688
	Portugal Obrigacoes do Tesouro OT,
500	4.450%, 06/15/18	593,691
200	4.800%, 06/15/20	237,077
	Spanish Government Bonds,
1,300	4.000%, 04/30/20	1,633,232
560	5.750%, 07/30/32	749,350

		9,983,492

Israel 0.7%
	Israel Government Bond,
ILS 3,500	2.590%, 11/02/11(a)	925,157

Japan 5.3%
	Japan Government Twenty Year Bonds,
JPY 142,800	1.900%, 12/20/28	1,737,694
141,000	1.900%, 03/20/29	1,711,980
221,000	2.200%, 03/20/30	2,788,227
	Japanese Government Bond,
40,000	2.300%, 03/20/26	524,914

		6,762,815

Mexico 2.0%
	Mexican Government Bonds,
MXN 5,530	8.000%, 12/17/15	484,940
20,830	10.000%, 11/20/36	2,058,446

		2,543,386

United Kingdom 2.5%
	United Kingdom Treasury Bonds,
GBP 425	4.250%, 06/07/32	665,514
1,220	4.750%, 12/07/30	2,047,293
190	4.750%, 12/07/38	319,234
95	6.000%, 12/07/28	184,977

		3,217,018

United States 72.9%
Non-Residential Mortgage-Backed Securities 6.6%
	ARES CLO Funds (Cayman Islands),
	Ser. 2003-7AW, Class A1A, 144A,
USD 384	0.636%, 05/08/15(c)	377,745
	Ser. 2005-9A, Class A1A, 144A,
1,073	0.573%, 04/20/17(c)	1,013,952
	Citibank Credit Card Issuance Trust,
	Ser. 2005-C2, Class C2,
825	0.730%, 03/24/17(c)	790,355
	Ser. 2005-C3, Class C3,
625	0.671%, 07/15/14(c)	616,879
	Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1,
1,000	0.661%, 02/20/15(c)	979,510
	Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A,
817	0.553%, 07/22/20(c)	771,906
	Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A,
112	0.663%, 07/15/16(c)	108,976
	Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A2, 144A,
485	0.546%, 11/15/17(c)	442,691
	Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A,
484	0.543%, 10/19/20(c)	452,189
	MBNA Credit Card Master Note Trust,
	Ser. 2002-C3, Class C3,
200	1.611%, 10/15/14(c)	201,014
	Ser. 2004-C2, Class C2,
1,520	1.161%, 11/15/16(c)	1,499,751
	Ser. 2006-C1, Class C1,
400	0.681%, 07/15/15(c)	394,377

	Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A,
276	0.701%, 02/15/16(c)	268,381
	Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A,
133	7.125%, 01/15/13	139,274
	Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A,
341	0.803%, 01/21/16(b)(c)	328,460

		8,385,460

Residential Mortgage-Backed Securities 7.7%
	ACE Securities Corp., Ser. 2004-FM1, Class M1,
376	1.160%, 09/25/33(c)	315,183
	Aegis Asset Backed Securities Trust, Ser. 2004-2, Class A5,
449	0.710%, 06/25/34(c)	417,703
	Ameriquest Mortgage Securities, Inc., Ser. 2004-R8, Class M1,
400	0.900%, 09/25/34(c)	335,300
	Argent Securities, Inc., Ser. 2004-W6, Class M1,
438	0.810%, 05/25/34(c)	347,327
	Bear Stearns Asset Backed Securities Trust,
	Ser. 2004-HE2, Class M1,
362	0.860%, 03/25/34(c)	302,448
	Ser. 2004-HE3, Class M2,
336	1.985%, 04/25/34(c)	293,853
	Chase Funding Loan Acquisition Trust, Ser. 2004-AQ1, Class A2,
278	0.660%, 05/25/34(c)	237,413
	Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2,
318	0.620%, 10/25/34(c)	290,322
	Countrywide Asset-Backed Certificates, Ser. 2002-5, Class MV1,
293	1.760%, 03/25/33(c)	261,719
	DnB NOR Boligkreditt (Norway), Covered Notes, 144A,
360	2.100%, 10/14/15	348,195
	Fremont Home Loan Trust, Ser. 2004-1, Class M1,
421	0.935%, 02/25/34(c)	341,458
	GSAMP Trust, Ser. 2004-FM1, Class M1,
321	1.235%, 11/25/33(c)	279,573
	Home Equity Asset Trust,
	Ser. 2004-3, Class M1,
616	1.115%, 08/25/34(c)	488,194
	Ser. 2005-5, Class 2A2,
111	0.510%, 11/25/35(c)	109,384

	HSBC Home Equity Loan Trust, Ser. 2007-2, Class A4,
400	0.561%, 07/20/36(c)	318,256
	Long Beach Mortgage Loan Trust, Ser. 2004-3, Class M1,
600	0.830%, 07/25/34(c)	504,450
	Mastr Asset Backed Securities Trust, Ser. 2004-OPT2, Class A1,
375	0.610%, 09/25/34(c)	309,110
	Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE2, Class M1,
300	1.060%, 08/25/35(c)	215,855
	Morgan Stanley ABS Capital I,
	Ser. 2003-NC8, Class M1,
434	1.310%, 09/25/33(c)	339,964
	Ser. 2004-NC1, Class M1,
505	1.310%, 12/27/33(c)	422,892
	Ser. 2004-OP1, Class M1,
437	0.840%, 11/25/34(c)	366,893
	Ser. 2004-WMC1, Class M1,
814	1.190%, 06/25/34(c)	709,337
	Ser. 2004-WMC2, Class M1,
345	1.175%, 07/25/34(c)	297,142
	Morgan Stanley Dean Witter Capital I, Ser. 2002-AM3, Class A3,
383	1.240%, 02/25/33(c)	326,763
	New Century Home Equity Loan Trust, Ser. 2003-4, Class M1,
567	1.385%, 10/25/33(c)	487,471
	Option One Mortgage Loan Trust, Ser. 2003-6, Class A2,
389	0.590%, 11/25/33(c)	336,762
	Popular ABS Mortgage Pass-Through Trust, Ser. 2004-4, Class M1,
230	5.181%, 09/25/34	177,937
	Saxon Asset Securities Trust, Ser. 2004-2, Class MF1,
216	5.500%, 08/25/35	151,742
	Structured Asset Investment Loan Trust,
	Ser. 2004-2, Class A4,
106	0.965%, 03/25/34(c)	85,621
	Ser. 2004-8, Class A8,
376	0.760%, 09/25/34(c)	334,317

		9,752,584

Bank Loans(b)(c) 2.4%
	Capital Safety Group Ltd.,
82	3.010%, 07/20/15	74,074
218	3.010%, 07/20/16	197,426
	Charter Communications Operating LLC, Term B, Refi.,
15	2.260%, 03/06/14	14,960

	Charter Communications Operating LLC, Term C, Refi.,
300	3.560%, 09/06/16	300,216
	Fibertech Networks LLC,
300	6.750%, 11/30/16	305,250
	First Data Corp.,
280	3.010%, 09/24/14	264,474
	Georgia Pacific,
94	2.302%, 12/21/12	94,293
	HCA, Inc.,
56	2.553%, 11/18/13	55,565
134	3.553%, 03/31/17	134,834
	MotorCity Casino,
158	8.584%, 07/13/12	157,669
	Mylan, Inc.,
39	3.563%, 10/02/14	39,289
	Neiman Marcus Group, Inc.,
117	4.303%, 04/06/16	117,650
	Pilot Travel Centers LLC,
64	5.250%, 06/30/16	65,378
	PTS Acquisition Corp.,
386	2.510%, 04/10/14	374,902
	Sensata Technologies,
107	2.054%, 04/27/13	106,337
	SunGard Data System, Inc.,
6	2.011%, 02/28/14	6,388
164	3.911%, 02/28/16	164,452
	UPC Broadband Holdings,
202	3.761%, 12/31/16	201,853
	Visant Corp.,
249	7.000%, 12/22/16	252,440
	Warner Chilcott Corp.,
53	6.000%, 10/30/14	53,537
71	6.250%, 04/30/15	71,009

		3,051,996

Commercial Mortgage-Backed Securities 7.8%
	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A2,
650	5.589%, 09/15/40	668,834
	CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4,
600	5.100%, 08/15/38(c)	645,370
	CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3,
400	5.816%, 05/15/46(c)	429,151
	Greenwich Capital Commercial Funding Corp.,
	Ser. 2005-GG5, Class A5,
600	5.224%, 04/10/37(c)	640,856
	Ser. 2007-GG9, Class A2,
613	5.381%, 03/10/39	628,822

	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2,
430	5.778%, 08/10/45(c)	441,623
	JPMorgan Chase Commercial Mortgage Securities Corp.,
	Ser. 2005-LDP4, Class A3A1,
479	4.871%, 10/15/42	484,100
	Ser. 2005-LDP5, Class A4,
1,000	5.205%, 12/15/44(c)	1,078,201
	Ser. 2007-LD12, Class A2,
650	5.827%, 02/15/51	676,310
	LB-UBS Commercial Mortgage Trust, Ser. 2007-C6, Class A2,
1,986	5.845%, 07/15/40	2,050,819
	Merrill Lynch Mortgage Trust, Ser. 2008-C1, Class A2,
650	5.425%, 02/12/51	674,751
	Morgan Stanley Capital I, Ser. 2005-IQ9, Class A4,
740	4.660%, 07/15/56	778,284
	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C34, Class A2,
650	5.569%, 05/15/46	669,905

		9,867,026

Corporate Bonds 32.8%
	AES Corp. (The), Sr. Unsec’d. Notes,
250	8.000%, 10/15/17	270,625
	Agrium, Inc. (Canada), Sr. Unsec’d. Notes,
25	6.125%, 01/15/41	25,983
	Allegheny Technologies, Inc., Sr. Unsec’d. Notes,
50	5.950%, 01/15/21	52,249
	Allied World Assurance Co. Holdings Ltd. (Switzerland), Sr. Unsec’d. Notes,
30	5.500%, 11/15/20	29,540
250	7.500%, 08/01/16	281,234
	Altria Group, Inc., Gtd. Notes,
250	9.950%, 11/10/38	335,074
	American Express Co., Sr. Unsec’d. Notes,
140	8.125%, 05/20/19	173,652
	American International Group, Inc., Sr. Unsec’d. Notes,
300	5.850%, 01/16/18	313,024
75	6.400%, 12/15/20, MTN	80,022
	Amphenol Corp., Sr. Unsec’d. Notes,
250	4.750%, 11/15/14	268,319
	Anadarko Petroleum Corp., Sr. Unsec’d. Notes,
35	6.450%, 09/15/36	34,141
	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes,
250	4.125%, 01/15/15	266,263
225	8.000%, 11/15/39, 144A	293,466
	Apache Corp., Sr. Unsec’d. Notes,
35	5.100%, 09/01/40	32,106

	Arcelormittal (Luxembourg), Sr. Unsec’d. Notes,
250	6.125%, 06/01/18	265,955
	Arrow Electronics, Inc., Sr. Unsec’d. Notes,
50	3.375%, 11/01/15	49,404
	Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A,
400	8.625%, 08/01/15	417,500
	Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes,
400	5.750%, 12/01/14	430,992
	Bank of America Corp., Sub. Notes,
400	4.750%, 08/15/13	416,128
	Bear Stearns Cos., Inc., (The), Sr. Unsec’d. Notes,
200	7.250%, 02/01/18	236,082
	Becton Dickinson and Co., Sr. Unsec’d. Notes,
50	5.000%, 11/12/40	47,906
	BNP Paribas Home Loan Covered Bonds SA (France), Covered Notes, 144A,
880	2.200%, 11/02/15	843,573
	BorgWarner, Inc., Sr. Unsec’d. Notes,
50	4.625%, 09/15/20	49,672
	BP Capital Markets PLC (United Kingdom), Gtd. Notes,
125	4.500%, 10/01/20	126,001
30	5.250%, 11/07/13	32,867
	Cablevision Systems Corp., Sr. Unsec’d. Notes,
325	8.625%, 09/15/17	363,188
	Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes,
77	6.500%, 05/15/18	88,424
	Capital One Financial Corp., Sub. Notes,
115	6.150%, 09/01/16	124,850
	Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN,
145	5.850%, 09/01/17	166,240
	CBS Corp., Gtd. Notes,
500	8.200%, 05/15/14	584,761
	CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A,
300	7.750%, 05/01/17	330,000
	Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, Ser. WI,
225	6.750%, 11/15/39	254,891
	CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes,
200	6.625%, 11/01/37	218,647
	Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A,
850	8.000%, 04/30/12	895,688
	Chubb Corp., Jr. Sub. Notes,
140	6.375%, 03/29/67(c)	148,400
	Citigroup, Inc., Sr. Unsec’d. Notes,
600	6.500%, 08/19/13	661,045
110	8.125%, 07/15/39	134,368
	CMS Energy Corp., Sr. Unsec’d. Notes,
400	8.500%, 04/15/11	405,563
	ConAgra Foods, Inc., Sr. Unsec’d. Notes,
250	7.000%, 04/15/19	287,629

	Constellation Energy Group, Inc., Sr. Unsec’d. Notes,
35	5.150%, 12/01/20	34,731
	Continental Airlines 2010-1 Class A Pass-Through Trust, Pass- thru Certs., Ser. A,
100	4.750%, 01/12/21	100,250
	Coventry Health Care, Inc., Sr. Unsec’d. Notes,
360	6.125%, 01/15/15	377,112
	CRH America, Inc., Gtd. Notes,
327	5.625%, 09/30/11	336,767
110	8.125%, 07/15/18	127,699
	CVS Caremark Corp., Sr. Unsec’d. Notes,
200	6.125%, 09/15/39	206,730
	CW Media Holdings, Inc., (Canada), Gtd. Notes, PIK, 144A,
922	13.500%, 08/15/15	1,038,027
	Delta Air Lines, Inc., Pass-thru Certs.,
	Ser. 071A,
244	6.821%, 08/10/22	260,222
	Ser. 2010-2A,
25	4.950%, 05/23/19	25,438
	DirecTV Holdings LLC / DirecTV Financing Co., Inc., Gtd. Notes,
295	4.750%, 10/01/14	316,310
	Dow Chemical Co. (The), Sr. Unsec’d. Notes,
75	5.900%, 02/15/15	83,204
250	7.600%, 05/15/14	290,478
300	8.550%, 05/15/19	374,480
175	9.400%, 05/15/39	250,466
	Duke Energy Corp., Sr. Unsec’d. Notes,
350	6.300%, 02/01/14	392,284
	Duke Realty LP, Sr. Unsec’d. Notes,
600	5.625%, 08/15/11	611,201
	Embarq Corp., Sr. Unsec’d. Notes,
500	7.082%, 06/01/16 (original cost $452,244; purchased 08/11/06 - 01/12/09)(b)(d)	569,263
	Enel Finance International SA (Luxembourg), Gtd. Notes, 144A,
300	6.000%, 10/07/39	268,994
	ERAC USA Finance LLC, Gtd. Notes, 144A,
250	6.375%, 10/15/17 (original cost $273,750; purchased 02/09/10)(b)(d)	277,940
	Express Scripts, Inc., Gtd. Notes,
300	6.250%, 06/15/14	336,607
	Felcor Lodging LP, Sr. Sec’d. Notes,
250	10.000%, 10/01/14	283,125
	Fiserv, Inc., Gtd. Notes,
50	3.125%, 10/01/15	50,031
	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes,
225	5.625%, 09/15/15	236,462
	Gannett Co., Inc., Sr. Unsec’d. Notes,
225	5.750%, 06/01/11	226,125
100	6.375%, 04/01/12	103,250

	Georgia-Pacific LLC, Gtd. Notes, 144A,
300	5.400%, 11/01/20 (original cost $298,239; purchased 10/27/10)(b)(d)	296,177
	Goldman Sachs Group, Inc. (The),
	Sr. Notes,
45	6.250%, 02/01/41	45,488
	Sub. Notes,
85	6.750%, 10/01/37	85,304
	Harley-Davidson Funding Corp., Gtd. Notes, MTN, 144A,
75	5.750%, 12/15/14	79,752
	HCA, Inc., Sec’d. Notes, PIK,
210	9.625%, 11/15/16	226,538
	Health Care Service Corp., Sr. Unsec’d. Notes, 144A,
55	4.700%, 01/15/21	55,520
	Hess Corp., Sr. Unsec’d. Notes,
25	6.000%, 01/15/40	25,984
295	7.000%, 02/15/14	338,857
	Historic TW, Inc., Gtd. Notes,
130	6.625%, 05/15/29	140,671
	Hospitality Properties Trust, Sr. Unsec’d. Notes,
250	7.875%, 08/15/14	280,171
	Host Hotels & Resorts LP, Gtd. Notes, Ser. O,
420	6.375%, 03/15/15	428,400
	HSBC Holdings PLC (United Kingdom), Sub. Notes,
125	6.500%, 09/15/37	126,637
250	6.800%, 06/01/38	261,804
	Intelsat Subsidiary Holding Co. SA (Bermuda), Gtd. Notes,
430	8.500%, 01/15/13	432,150
	International Bank For Reconstruction & Development (Supranational), Sr. Unsec’d. Notes,
195	2.125%, 03/15/16	195,010
	International Lease Finance Corp.,
	Sr. Sec’d. Notes, 144A,
200	6.500%, 09/01/14	213,000
	Sr. Unsec’d. Notes, MTN,
250	5.750%, 06/15/11	251,875
	International Paper Co., Sr. Unsec’d. Notes,
75	7.300%, 11/15/39	84,571
200	7.950%, 06/15/18	240,257
	JPMorgan Chase & Co., Sr. Unsec’d. Notes,
30	4.250%, 10/15/20	28,895
150	6.000%, 01/15/18	166,609
	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes,
100	5.850%, 09/15/12	107,364
170	7.300%, 08/15/33	190,308
	Kommunalbanken As (Norway), 144A,
100	2.375%, 01/19/16	100,043
	Kraft Foods, Inc., Sr. Unsec’d. Notes,
75	6.500%, 02/09/40	80,341
75	6.875%, 01/26/39	83,954

	L-3 Communications Corp., Gtd. Notes,
75	4.750%, 07/15/20	74,267
	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN,
100	6.875%, 05/02/18(e)	25,125
	Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A,
70	7.500%, 08/15/36	70,068
	Lin Television Corp.,
	Gtd. Notes,
100	6.500%, 05/15/13	100,375
	Gtd. Notes, Ser. B,
260	6.500%, 05/15/13	260,325
	Lincoln National Corp.,
	Jr. Sub. Notes,
30	6.050%, 04/20/67(c)	28,575
	Sr. Unsec’d. Notes,
80	6.150%, 04/07/36	79,485
200	8.750%, 07/01/19	251,090
	Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., MTN, 144A,
245	5.800%, 01/13/20	237,848
	Lorillard Tobacco Co., Gtd. Notes,
80	8.125%, 06/23/19	86,524
	Louisville Gas & Electric Co., First Mtge. Bonds, 144A,
50	5.125%, 11/15/40	48,149
	Masco Corp., Sr. Unsec’d. Notes,
260	7.125%, 08/15/13	282,114
	Mead Johnson Nutrition Co., Sr. Unsec’d. Notes,
125	3.500%, 11/01/14	129,955
	MeadWestvaco Corp., Sr. Unsec’d. Notes,
450	7.375%, 09/01/19	479,323
	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes,
600	5.450%, 02/05/13	635,594
65	6.050%, 08/15/12, MTN	69,183
	Metals USA, Inc., Sr. Sec’d. Notes,
300	11.125%, 12/01/15	316,500
	MetLife, Inc., Sr. Unsec’d. Notes,
100	4.750%, 02/08/21	101,948
100	7.717%, 02/15/19	122,462
	MGM Resorts International, Sr. Sec’d. Notes,
250	13.000%, 11/15/13	298,750
	Mirant Americas Generation LLC, Sr. Unsec’d. Notes,
300	8.300%, 05/01/11	303,000
	Morgan Stanley, Sr. Unsec’d. Notes, MTN,
170	5.625%, 09/23/19	171,648
	MUFG Capital Finance 1, Ltd. (Cayman Islands), Gtd. Notes.,
120	6.346%, 07/25/49(c)	122,949
	Mylan, Inc., Gtd. Notes, 144A,
170	7.625%, 07/15/17	185,300
	NBC Universal, Inc., Sr. Unsec’d. Notes, 144A,
100	4.375%, 04/01/21	96,765

	New Albertsons, Inc., Unsec’d. Notes,
400	7.500%, 02/15/11	400,552
	Newmont Mining Corp., Gtd. Notes,
200	6.250%, 10/01/39	211,615
	News America, Inc., Gtd. Notes,
395	6.150%, 03/01/37	403,790
190	6.900%, 08/15/39	212,655
	Noble Holding International Ltd. (Cayman Islands), Gtd. Notes,
55	4.625%, 03/01/21	54,923
	North American Energy Alliance LLC / North American Energy Alliance Finance Corp., Sr. Sec’d. Notes, 144A,
150	10.875%, 06/01/16 (original cost $146,609; purchased 9/22/09)(b)(d)	168,375
	Northwest Pipeline GP, Sr. Unsec’d. Notes,
75	6.050%, 06/15/18	84,315
	Northwestern Mutual Life Insurance, Notes, 144A,
50	6.063%, 03/30/40	53,718
	Novelis, Inc./Ga (Canada), Gtd. Notes, 144A,
250	8.375%, 12/15/17	269,375
	Omega Healthcare Investors, Inc., Gtd. Notes, 144A,
150	6.750%, 10/15/22	148,125
	Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes,
105	6.800%, 09/01/18	122,855
	Peco Energy Co., First. Ref. Mtge.,
100	5.350%, 03/01/18	110,648
	PepsiCo, Inc., Sr. Unsec’d. Notes,
50	4.875%, 11/01/40	47,063
	Pioneer Natural Resources Co., Sr. Unsec’d. Notes,
200	6.875%, 05/01/18	215,238
	Post Apartment Homes LP, Sr. Unsec’d. Notes,
100	5.450%, 06/01/12	103,223
	Potash Corp. of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes,
35	6.500%, 05/15/19	40,474
	PPG Industries, Inc., Sr. Unsec’d. Notes,
25	5.500%, 11/15/40	24,146
	Progressive Corp. (The), Jr. Sub. Notes,
100	6.700%, 06/15/37(c)	106,750
	Public Service Co. of New Mexico, Sr. Unsec’d. Notes,
50	7.950%, 05/15/18	56,591
	Qwest Capital Funding, Inc., Gtd. Notes,
100	7.250%, 02/15/11	100,000
	Qwest Corp., Sr. Unsec’d. Notes,
250	7.875%, 09/01/11	259,375
200	8.375%, 05/01/16	239,500
200	8.875%, 03/15/12	215,500
	R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes,
600	4.950%, 04/01/14	617,650
450	8.600%, 08/15/16	516,579
	Rainbow National Services LLC, Gtd. Notes, 144A,
150	8.750%, 09/01/12	150,375

190	10.375%, 09/01/14	197,125
	Raytheon Co., Sr. Unsec’d. Notes,
50	3.125%, 10/15/20	45,827
	Realogy Corp., Gtd. Notes, 144A,
1	12.000%, 04/15/17	1,309
	Reynolds American, Inc., Gtd. Notes,
300	6.750%, 06/15/17	337,853
	Royal Bank of Scotland Group PLC (The) (United Kingdom),
	Gtd. Notes, Ser. 2,
140	3.400%, 08/23/13	141,573
	Sr. Unsec’d. Notes, MTN,
150	6.400%, 10/21/19	150,180
	Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 144A,
400	6.875%, 05/01/20	386,000
	Sealed Air Corp., Sr. Unsec’d. Notes, 144A,
600	5.625%, 07/15/13	633,886
	Sealy Mattress Co., Sr. Sec’d. Notes, 144A,
150	10.875%, 04/15/16	170,437
	Senior Housing Properties Trust, Sr. Unsec’d. Notes,
200	8.625%, 01/15/12	209,741
	Service Corp. International, Sr. Unsec’d. Notes,
250	7.000%, 06/15/17	263,437
	Simon Property Group LP, Sr. Unsec’d. Notes,
95	4.200%, 02/01/15	99,957
125	6.750%, 05/15/14	141,146
	SLM Corp.,
	Sr. Notes, MTN,
55	6.250%, 01/25/16	55,104
	Sr. Unsec’d. Notes, MTN,
510	5.050%, 11/14/14	511,275
60	8.000%, 03/25/20	62,550
225	8.450%, 06/15/18	243,097
	Sprint Capital Corp., Gtd. Notes,
150	8.375%, 03/15/12	159,375
	Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes,
300	7.875%, 05/01/12	321,375
	SunGard Data Systems, Inc., Gtd. Notes,
250	10.250%, 08/15/15	263,438
	Sr. Unsec’d. Notes, 144A,
150	7.625%, 11/15/20	154,875
	SunTrust Banks, Inc., Sr. Unsec’d. Notes,
300	5.250%, 11/05/12	315,290
	Teachers Insurance & Annuity Association of America, Sub. Notes, 144A,
210	6.850%, 12/16/39	239,406
	Teck Resources Ltd. (Canada), Gtd. Notes,
25	3.850%, 08/15/17	25,558

	Sr. Sec’d. Notes,
29	10.250%, 05/15/16	35,525
	Textron, Inc., Sr. Unsec’d. Notes,
100	5.600%, 12/01/17	105,107
200	7.250%, 10/01/19	230,794
	Time Warner Cable, Inc., Gtd. Notes,
195	6.750%, 07/01/18	225,840
300	8.750%, 02/14/19	380,487
	Time Warner Cos., Inc., Gtd. Notes,
99	6.950%, 01/15/28	110,663
	Toll Brothers Finance Corp., Gtd. Notes,
420	5.150%, 05/15/15	429,514
	TransAlta Corp. (Canada), Sr. Unsec’d. Notes,
200	6.650%, 05/15/18	225,641
	Travelers Cos., Inc. (The), Sr. Unsec’d. Notes,
65	3.900%, 11/01/20	62,306
	Tyson Foods, Inc., Gtd. Notes,
90	7.350%, 04/01/16	98,775
	United Airlines, Inc., Pass-thru Certs., Ser. 071A,
127	6.636%, 07/02/22	130,725
	United States Steel Corp., Sr. Unsec’d. Notes,
200	5.650%, 06/01/13	207,250
	UnitedHealth Group, Inc., Sr. Unsec’d. Notes,
235	6.625%, 11/15/37	259,119
	Unum Group, Sr. Unsec’d. Notes,
245	7.125%, 09/30/16	277,380
	USB Capital XIII Trust,
150	6.625%, 12/15/39	156,023
	Verizon Communications, Inc., Sr. Unsec’d. Notes,
85	6.400%, 02/15/38	90,885
	Viacom, Inc., Sr. Unsec’d. Notes,
55	4.375%, 09/15/14	59,046
135	6.250%, 04/30/16	153,565
75	6.750%, 10/05/37	82,696
90	6.875%, 04/30/36	100,859
	Vivendi SA (France), Sr. Unsec’d. Notes, 144A,
150	5.750%, 04/04/13	162,079
	Wal-Mart Stores, Inc., Sr. Unsec’d. Notes,
75	5.000%, 10/25/40	70,262
	Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes,
200	5.000%, 08/15/14	215,959
	WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A,
200	5.750%, 09/02/15	218,842
	Weatherford International Ltd. (Bermuda), Gtd. Notes,
65	5.125%, 09/15/20	65,562
	Wyeth, Gtd. Notes,
70	6.450%, 02/01/24	81,812
	Wyndham Worldwide Corp., Sr. Unsec’d. Notes,
150	5.750%, 02/01/18	153,795

	Xerox Corp., Sr. Unsec’d. Notes,
225	4.250%, 02/15/15	236,876
	XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes,
600	6.500%, 01/15/12	629,572

		41,675,853

Emerging Market Bonds 2.1%
	Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes,
260	8.350%, 08/01/13	293,124
	Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes,
240	5.875%, 01/14/15	261,995
100	8.125%, 01/21/14	114,703
	GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, RegS,
250	9.250%, 04/23/19	306,250
	GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A,
500	9.250%, 04/23/19	612,500
	Gazprom International SA (Luxembourg), Gtd. Notes, RegS,
377	7.201%, 02/01/20	401,865
	Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014,
40	4.900%, 10/28/14	26,120
	RSHB Capital SA for OJSC Russian Agricultural Bank, (Luxembourg), Sec’d. Notes, 144A,
380	7.125%, 01/14/14	407,968
	Vale Overseas Ltd. (Cayman Islands), Gtd. Notes,
80	6.875%, 11/21/36	84,392
125	6.875%, 11/10/39	132,217

		2,641,134

Municipal Bonds 3.0%
	California St. Build America Bonds,
75	7.625%, 03/01/40	78,197
	California St. Build America Bonds, Taxable Var. Purp. GO,
115	7.500%, 04/01/34	118,187
	Chicago Ill. Brd. Ed., Build America Bonds, Taxable Ser. E,
100	6.138%, 12/01/39	90,622
	City of Chicago IL, O’Hare International Arpt., Build America Bonds,
60	6.395%, 01/01/40	56,794
	Connecticut St. Spl. Tax Obligation Rev., Build America Bonds,
275	5.459%, 11/01/30	265,598
	District of Columbia Income Tax Rev., Build America Bonds,
175	5.582%, 12/01/35	173,176
	District of Columbia Wtr. & Sewr. Auth. Pub. Util. Rev., Taxable, Build America Bonds,
175	5.522%, 10/01/44	170,343

	Metropolitan Government of Nashville & Davidson Cnty., Convention Center Auth., Build America Bonds,
125	6.731%, 07/01/43	122,345
	New Jersey St. Tpk. Auth. Tpk. Rev., Build America Bonds, Taxable, Ser. A, Issuer Subsidy Rev.,
200	7.102%, 01/01/41	211,388
	New Jersey St. Tpk. Auth. Tpk. Rev., Build America Bonds, Taxable, Ser. F, Issuer Subsidy Rev.,
100	7.414%, 01/01/40	108,792
	New York St. Dorm. Auth. Rev., Non-St. Supported Debt., Cornell Univ., Ser. A,
300	5.000%, 07/01/40	295,443
	New York, NY, Build America Bonds,
250	5.968%, 03/01/36	249,180
	Ohio St. Univ. Gen. Rcpts., Build America Bonds,
165	4.910%, 06/01/40	148,549
	Ohio St. Wtr. Dev. Auth. Wtr. Pollutn. Ctl. Rev. Taxable, Build America Bonds,
500	4.879%, 12/01/34	477,850
	Pennsylvania St. Tpk. Commission, Tpk Rev., Build America Bonds,
295	5.511%, 12/01/45	257,160
	Regional Transn. Dist. Colorado Sales Tax Rev., Build America Bonds, Ser. B,
75	5.844%, 11/01/50	72,241
	Salt River Project Agricultural Improvement & Pwr. Dist., Elec. Sys. Rev., Build America Bonds,
250	4.839%, 01/01/41	218,930
	Texas St. Transn. Commn. Rev. Taxable First Tier. Ser. B, Build America Bonds, Direct pmt.,
150	5.028%, 04/01/26	146,536
	University of Calif. Rev. Build America Bonds,
150	5.770%, 05/15/43	142,430
	University TX, Perm. Univ. Build America Bonds,
250	5.262%, 07/01/39	234,668
	Utah St. Build America Bonds, Ser. D, GO,
150	4.554%, 07/01/24	151,106

		3,789,535

Sovereign Bonds 8.7%
	Hungary Government International Bonds,
JPY 100,000	0.960%, 07/12/12	1,156,037
100,000	1.670%, 03/18/13	1,137,272
	Peruvian Government International Bond (Peru),
USD 1,000	7.350%, 07/21/25	1,212,500
	Poland Government International Bond,
JPY 100,000	1.920%, 11/13/12	1,214,002
	Republic of Colombia,
USD 715	11.750%, 02/25/20	1,081,080
	Republic of Panama,
1,000	7.125%, 01/29/26	1,187,500

300	7.250%, 03/15/15	351,000
	Republic of Poland
JPY 100,000	1.000%, 06/20/12	1,205,112
USD 650	6.375%, 07/15/19	724,660
	Republic of Qatar, 144A,
215	6.400%, 01/20/40	226,825
	Republic of Russia, RegS,
1,289	7.500%, 03/31/30	1,476,965
	Republic of Venezuela,
110	9.250%, 09/15/27	80,520

		11,053,473

United States Government Obligations 1.8%
	Federal National Mortgage Association,
320	1.250%, 02/27/14	320,161
	U.S. Treasury Bonds,
60	3.875%, 08/15/40	53,231
	U.S. Treasury Notes,
300	1.125%, 12/15/11(f)	302,227
465	2.000%, 01/31/16	465,981
1,270	2.625%, 11/15/20	1,190,625

		2,332,225

Shares
Preferred Stock 0.1%
4,000	Citigroup Capital XIII (Capital Security, fixed to floating preferred), 7.875%	106,920

	Total long-term investments (cost $112,243,778)	119,192,900

SHORT-TERM INVESTMENTS 4.6%
Affiliated Money Market Mutual Fund 4.2%
5,294,934	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(g) (cost $5,294,934)	5,294,934

OPTIONS PURCHASED* 0.4%

Notional Amount (000)
Put Options
USD 2,500	United States Dollar/Brazilian Real, expiring 01/17/12 @ 1.841	160,738
3,600	United States Dollar/Hungarian Forint expiring 04/05/11 @ 202.350	116,269

2,510	United States Dollar/Indian Rubee, expiring 12/21/11 @ 47.630	71,577
2,576	United States Dollar/New Turkish Lira, expiring 12/14/11 @ 1.585	62,898
2,582	United States Dollar/South African Rand, expiring 12/05/11 @ 7.325	105,872

	Total Options Purchased(h) (cost $791,395)	517,354

	Total short-term investments (cost $6,086,329)	5,812,288

	Total Investments(i) 98.4% (cost $118,330,107)(j)	125,005,188
	Other assets in excess of liabilities(k) 1.6%	2,064,571

	Net Assets 100.0%	$ 127,069,759

Portfolio securities are classified according to the security’s currency denomination. The following abbreviations are used in the portfolio descriptions:

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Skekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Nuevo Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish New Zloty

RON—Romanian New Lei

RUB—Russian Rouble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thailand Baht

TRY—New Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

GO—General Obligation

MTN—Medium Term Note

PIK—Payment-In-Kind

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

*	Non-income producing security.

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield on January 31, 2011.
(b)	Indicates a security that has been deemed illiquid.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2011.
(d)	Indicates a restricted security, the aggregate original cost of such securities is $1,170,842. The aggregate value of $1,311,755 is approximately 1.0% of net assets.
(e)	Represents issuer in default on interest payments; non-income producing security.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(h)	The amount represents the fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2011.
(i)	As of January 31, 2011, 1 security representing $268,381 and 0.2% of net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$121,188,566	$5,469,693	$(1,653,071)	$3,816,622

The difference between book basis and tax basis were primarily attributable to the deferred losses on wash sales and difference in the treatment of amortization of premiums as of the most recent fiscal year end.

(k)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, credit default swaps, currency swaps, and interest rate swap agreements of:

Open futures contracts outstanding as of January 31, 2011:

Number of Contracts	Types	Expiration Date	Value at January 31, 2011	Value at Trade Date	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
1	JPN 10 Yr. Bond	Mar. 2011	$1,705,897	$1,713,186	$(7,289)
24	Long Gilt	Mar. 2011	4,510,668	4,555,447	(44,779)
24	Euro-Buxl 30 YR	Mar. 2011	3,459,459	3,644,434	(184,975)
10	CAN 10 Yr. Bond	Mar. 2011	1,210,965	1,221,603	(10,638)
10	Euro-Bund	Mar. 2011	1,694,187	1,736,295	(42,108)
58	Euro-BOBL	Mar. 2011	9,276,760	9,468,345	(191,585)
116	Euro-Schatz	Mar. 2011	17,164,627	17,256,744	(92,117)
23	Euro-BTP Italian Gov’t. Bond	Mar. 2011	3,460,801	3,463,137	(2,336)
5	AUST. 10 Yr. Bond	Mar. 2011	516,081	508,598	7,483
29	5 Year U.S. Treasury Notes	Mar. 2011	3,434,008	3,399,430	34,578
	Short Positions:
157	2 Year U.S. Treasury Notes	Mar. 2011	34,412,438	34,364,604	(47,834)
63	10 Year U.S. Treasury Notes	Mar. 2011	7,610,203	7,716,244	106,041
8	Euro-CHF 3MO LIFFE	Mar. 2011	2,115,042	2,113,800	(1,242)
14	U.S. Long Bond	Mar. 2011	1,688,750	1,781,916	93,166
2	U.S. Ultra Bond	Mar. 2011	246,313	247,248	935

					$(382,700)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2011.

Forward foreign currency exchange contracts outstanding as of January 31, 2011:

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at January 31, 2011	Unrealized Appreciation (Depreciation)(1)
Argentine Peso,
Expiring 01/27/12	Citibank NA	ARS	4,147,160	$946,300	$928,607	$(17,693)
Australian Dollar,
Expiring 02/23/11	JPMorgan	AUD	2,482,004	2,477,343	2,466,893	(10,450)
Expiring 02/23/11	Goldman Sachs	AUD	627,814	625,700	623,991	(1,709)
Brazilian Real,
Expiring 02/14/11	Citibank NA	BRL	570,577	335,293	341,208	5,915
Expiring 02/14/11	Citibank NA	BRL	5,005,655	2,989,700	2,993,405	3,705
British Pound,
Expiring 02/25/11	Citibank NA	GBP	3,877,035	6,201,508	6,209,333	7,825
Expiring 02/25/11	Citibank NA	GBP	315,332	505,025	505,025	—
Canadian Dollar,
Expiring 02/22/11	Citibank NA	CAD	5,845,359	5,898,207	5,835,043	(63,164)
Expiring 02/22/11	Morgan Stanley	CAD	373,446	375,400	372,787	(2,613)
Chilean Peso,
Expiring 03/22/11	Citibank NA	CLP	210,619,050	446,700	434,028	(12,672)
Expiring 03/22/11	UBS AG	CLP	118,221,000	251,000	243,621	(7,379)
Expiring 03/22/11	Goldman Sachs	CLP	924,886,807	1,962,833	1,905,937	(56,896)
Expiring 03/22/11	Citibank NA	CLP	183,094,500	370,000	377,307	7,307
Expiring 03/22/11	Citibank NA	CLP	121,079,400	247,000	249,511	2,511
Expiring 03/22/11	Citibank NA	CLP	153,187,200	315,200	315,677	477
Expiring 03/22/11	Citibank NA	CLP	91,601,575	188,500	188,766	266
Chinese Yuan Renminbi,
Expiring 03/30/11	Goldman Sachs	CNY	3,982,886	597,000	602,825	5,825
Expiring 07/06/11	UBS AG	CNY	3,916,863	587,500	594,089	6,589
Expiring 07/06/11	UBS AG	CNY	6,337,438	949,500	961,229	11,729
Expiring 07/06/11	UBS AG	CNY	8,413,973	1,257,600	1,276,186	18,586
Expiring 07/06/11	UBS AG	CNY	8,567,640	1,284,600	1,299,494	14,894
Expiring 07/06/11	Morgan Stanley	CNY	5,368,324	808,300	814,239	5,939
Expiring 03/30/11	UBS AG	CNY	611,319	93,144	92,525	(619)
Colombian Peso,
Expiring 02/08/11	Citibank NA	COP	759,591,800	416,900	406,961	(9,939)
Expiring 02/08/11	Citibank NA	COP	750,711,910	401,300	402,204	904
Expiring 12/06/11	Citibank NA	COP	757,900,500	393,000	402,471	9,471
Expiring 12/06/11	Citibank NA	COP	612,111,600	324,900	325,052	152
Expiring 02/08/11	Citibank NA	COP	30,418,834	15,794	16,297	503
Expiring 12/06/11	Citibank NA	COP	477,096,500	251,600	253,354	1,754
Expiring 12/06/11	Citibank NA	COP	466,925,000	250,000	247,953	(2,047)
Expiring 12/06/11	Citibank NA	COP	351,364,000	188,500	186,586	(1,914)
Czech Koruna,
Expiring 02/24/11	Goldman Sachs	CZK	59,277,662	3,271,463	3,353,714	82,251
Expiring 02/24/11	Morgan Stanley	CZK	9,074,983	501,200	513,429	12,229
Expiring 02/24/11	JPMorgan	CZK	5,546,529	312,800	313,802	1,002
Danish Krone,
Expiring 02/24/11	Morgan Stanley	DKK	5,128,501	926,007	941,758	15,751

Euro,
Expiring 07/06/11	JPMorgan	EUR	367,440	473,100	501,968	28,868
Expiring 02/25/11	JPMorgan	EUR	182,770	247,500	250,163	2,663
Expiring 02/25/11	Goldman Sachs	EUR	8,535,388	11,591,996	11,682,631	90,635
Expiring 02/25/11	Morgan Stanley	EUR	454,574	618,800	622,188	3,388
Expiring 02/25/11	Morgan Stanley	EUR	458,754	630,400	627,909	(2,491)
Expiring 02/24/11	UBS AG	EUR	328,700	451,373	449,907	(1,466)
Expiring 02/25/11	JPMorgan	EUR	155,498	213,000	212,834	(166)
Expiring 02/25/11	JPMorgan	EUR	321,176	439,900	439,603	(297)
Hungarian Forint,
Expiring 02/24/11	Citibank NA	HUF	100,430,352	495,000	502,368	7,368
Expiring 02/24/11	Goldman Sachs	HUF	113,018,376	548,514	565,335	16,821
Expiring 02/24/11	Morgan Stanley	HUF	62,624,076	309,400	313,255	3,855
Expiring 02/24/11	Citibank NA	HUF	112,613,929	567,300	563,312	(3,988)
Expiring 02/24/11	JPMorgan	HUF	63,027,832	315,700	315,275	(425)
Indonesian Rupiah,
Expiring 02/14/11	Morgan Stanley	IDR	2,472,525,000	277,500	272,715	(4,785)
Expiring 04/04/11	Goldman Sachs	IDR	4,585,165,200	499,800	501,617	1,817
Expiring 04/04/11	UBS AG	IDR	2,873,139,060	314,200	314,321	121
Israeli Skekel,
Expiring 04/13/11	JPMorgan	ILS	1,310,355	370,000	353,038	(16,962)
Expiring 04/13/11	JPMorgan	ILS	1,353,407	375,400	364,638	(10,762)
Indian Rupee,
Expiring 04/07/11	Goldman Sachs	INR	44,773,209	975,876	963,232	(12,644)
Expiring 04/07/11	UBS AG	INR	17,320,956	375,400	372,636	(2,764)
Japanese Yen,
Expiring 02/25/11	Citibank NA	JPY	2,322,302,434	28,101,195	28,297,239	196,044
Expiring 02/25/11	Maxcor Financial	JPY	17,618,386	214,500	214,680	180
Expiring 02/25/11	Goldman Sachs	JPY	51,737,658	631,500	630,423	(1,077)
Malaysian Ringgit,
Expiring 04/11/11	Citibank NA	MYR	8,650,335	2,808,505	2,812,388	3,883
Mexican Nuevo Peso,
Expiring 02/22/11	Goldman Sachs	MXN	26,348,918	2,183,661	2,168,233	(15,428)
Expiring 02/22/11	Goldman Sachs	MXN	4,545,509	375,900	374,047	(1,853)
Norwegian Krone,
Expiring 02/24/11	Goldman Sachs	NOK	26,302,320	4,476,165	4,549,102	72,937
New Taiwan Dollar,
Expiring 12/09/11	Morgan Stanley	TWD	55,590,718	1,891,162	1,933,687	42,525
Expiring 12/09/11	Morgan Stanley	TWD	37,450,881	1,288,300	1,302,705	14,405
New Turkish Lira,
Expiring 02/28/11	Goldman Sachs	TRY	1,799,849	1,137,453	1,117,658	(19,795)
Expiring 02/28/11	JPMorgan	TRY	406,426	252,600	252,380	(220)
New Zealand Dollar,
Expiring 02/23/11	Citibank NA	NZD	4,632,180	3,562,651	3,568,682	6,031
Expiring 02/23/11	UBS AG	NZD	570,781	441,300	439,736	(1,564)
Peruvian Nuevo Sol,
Expiring 03/07/11	Citibank NA	PEN	3,495,888	1,248,309	1,260,969	12,660

Philippine Peso,
Expiring 03/14/11	UBS AG	PHP	92,276,180	2,123,733	2,077,896	(45,837)
Polish New Zloty,
Expiring 02/24/11	Goldman Sachs	PLN	14,870,335	5,115,108	5,169,853	54,745
Expiring 02/24/11	Goldman Sachs	PLN	1,815,360	631,500	631,132	(368)
Romanian New Lei,
Expiring 02/24/11	UBS AG	RON	4,252,146	1,337,082	1,363,560	26,478
Russian Rouble,
Expiring 06/06/11	Citibank NA	RUB	61,554,283	1,936,400	2,040,943	104,543
Expiring 06/06/11	Citibank NA	RUB	12,034,804	382,300	399,036	16,736
Expiring 06/06/11	Citibank NA	RUB	20,095,276	644,100	666,295	22,195
Expiring 08/08/11	Morgan Stanley	RUB	7,386,269	242,252	243,119	867
Expiring 07/08/11	Morgan Stanley	RUB	7,386,269	242,610	244,027	1,417
Expiring 06/06/11	Morgan Stanley	RUB	7,386,269	243,993	244,905	912
Singapore Dollar,
Expiring 02/23/11	Goldman Sachs	SGD	5,433,116	4,239,425	4,247,046	7,621
South African Rand,
Expiring 02/28/11	Goldman Sachs	ZAR	3,883,029	545,633	537,900	(7,733)
South Korean Won,
Expiring 03/07/11	Morgan Stanley	KRW	522,277,350	458,500	464,746	6,246
Expiring 04/21/11	UBS AG	KRW	1,158,368,091	1,029,523	1,027,577	(1,946)
Expiring 04/21/11	UBS AG	KRW	1,158,368,091	1,029,844	1,027,577	(2,267)
Swedish Krona,
Expiring 02/24/11	Goldman Sachs	SEK	30,711,832	4,608,726	4,757,594	148,868
Expiring 02/24/11	Morgan Stanley	SEK	3,310,709	504,700	512,865	8,165
Swiss Franc,
Expiring 02/24/11	UBS AG	CHF	88,658	91,870	93,939	2,069
Expiring 02/24/11	Morgan Stanley	CHF	1,192,808	1,251,300	1,263,868	12,568
Expiring 02/24/11	UBS AG	CHF	474,854	500,500	503,143	2,643
Expiring 02/24/11	Goldman Sachs	CHF	356,138	375,493	377,354	1,861
Expiring 02/24/11	Morgan Stanley	CHF	475,884	504,700	504,234	(466)
Expiring 02/24/11	Morgan Stanley	CHF	361,841	383,495	383,397	(98)
Expiring 02/24/11	JPMorgan	CHF	593,231	628,400	628,572	172
Thailand Baht,
Expiring 02/28/11	Citibank NA	THB	21,977,966	731,088	711,382	(19,706)

				$135,452,452	$136,228,141	$775,689

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at January 31, 2011	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 02/23/11	UBS AG	AUD	445,460	$441,300	$442,748	$(1,448)
Brazilian Real,
Expiring 04/11/11	Citibank NA	BRL	636,751	370,700	375,993	(5,293)
Expiring 02/14/11	UBS AG	BRL	7,837,791	4,603,695	4,687,036	(83,341)
Expiring 02/14/11	Citibank NA	BRL	2,102,112	1,236,900	1,257,073	(20,173)
Expiring 01/19/12	UBS AG	BRL	2,302,375	1,250,000	1,261,960	(11,960)
British Pound,
Expiring 02/23/11	Morgan Stanley	GBP	316,154	501,200	506,348	(5,148)
Expiring 02/24/11	Goldman Sachs	GBP	234,800	375,493	376,051	(558)
Expiring 02/25/11	Goldman Sachs	GBP	640,255	1,009,400	1,025,412	(16,012)
Canadian Dollar,
Expiring 02/22/11	Morgan Stanley	CAD	620,302	623,100	619,207	3,893
Chilean Peso,
Expiring 03/22/11	Citibank NA	CLP	432,550,720	880,600	891,368	(10,768)
Expiring 03/22/11	Citibank NA	CLP	821,176,137	1,652,931	1,692,218	(39,287)
Expiring 03/22/11	Citibank NA	CLP	304,173,900	616,360	626,819	(10,459)
Chinese Yuan Renminbi,
Expiring 03/30/11	UBS AG	CNY	2,410,169	363,300	364,788	(1,488)
Expiring 03/30/11	UBS AG	CNY	795,250	118,200	120,364	(2,164)
Expiring 07/06/11	Morgan Stanley	CNY	3,207,618	473,100	486,514	(13,414)
Expiring 07/06/11	UBS AG	CNY	13,119,501	1,986,900	1,989,896	(2,996)
Expiring 07/06/11	Morgan Stanley	CNY	9,044,288	1,392,500	1,371,789	20,711
Expiring 07/06/11	Morgan Stanley	CNY	5,423,918	832,400	822,671	9,729
Expiring 03/30/11	Citibank NA	CNY	1,388,787	210,742	210,184	558
Expiring 07/06/11	Citibank NA	CNY	1,808,913	276,275	274,366	1,909
Colombian Peso,
Expiring 02/08/11	Citibank NA	COP	529,418,764	284,779	283,643	1,136
Expiring 02/08/11	JPMorgan	COP	1,011,303,780	526,200	541,819	(15,619)
Expiring 12/06/11	Citibank NA	COP	1,218,208,200	632,507	646,910	(14,403)
Expiring 03/08/11	UBS AG	COP	1,084,248,400	583,243	581,669	1,574
Czeck Koruna,
Expiring 02/24/11	JPMorgan	CZK	4,486,164	252,300	253,811	(1,511)
Expiring 02/24/11	JPMorgan	CZK	11,190,264	628,400	633,104	(4,704)
Euro,
Expiring 04/07/11	UBS AG	EUR	1,340,500	1,808,335	1,833,830	(25,495)
Expiring 02/25/11	Citibank NA	EUR	764,100	1,027,701	1,045,846	(18,145)
Expiring 02/25/11	Morgan Stanley	EUR	190,200	260,283	260,332	(49)
Expiring 02/25/11	Citibank NA	EUR	368,900	505,025	504,924	101

Hungarian Forint,
Expiring 02/24/11	Citibank NA	HUF	63,676,958	315,400	318,522	(3,122)
Israeli Shekel,
Expiring 11/02/11	Barclay Capital	ILS	3,500,000	951,165	940,536	10,629
Expiring 04/13/11	Morgan Stanley	ILS	1,836,661	504,300	494,837	9,463
Expiring 04/13/11	Morgan Stanley	ILS	827,101	224,788	222,839	1,949
Indian Rupee,
Expiring 12/23/11	UBS AG	INR	61,919,000	1,300,000	1,280,913	19,087
Expiring 04/07/11	Goldman Sachs	INR	22,960,600	496,983	493,965	3,018
Expiring 04/07/11	UBS AG	INR	20,387,599	439,000	438,610	390
Japanese Yen,
Expiring 02/25/11	JPMorgan	JPY	41,243,252	500,500	502,549	(2,049)
Expiring 02/25/11	JPMorgan	JPY	31,343,514	378,200	381,921	(3,721)
Malaysian Ringgit,
Expiring 04/11/11	UBS AG	MYR	1,933,726	630,700	628,691	2,009
Mexican Nuevo Peso,
Expiring 02/22/11	UBS AG	MXN	22,616,431	1,869,300	1,861,090	8,210
Expiring 02/22/11	JPMorgan	MXN	6,103,251	502,700	502,232	468
Norwegian Krone,
Expiring 02/24/11	UBS AG	NOK	2,618,786	451,373	452,931	(1,558)
New Taiwan Dollar,
Expiring 12/09/11	UBS AG	TWD	17,636,720	617,900	613,482	4,418
Expiring 12/09/11	UBS AG	TWD	32,197,108	1,135,300	1,119,955	15,345
Expiring 12/09/11	Citibank NA	TWD	17,871,840	630,400	621,660	8,740
New Turkish Lira,
Expiring 12/15/11	Morgan Stanley	TRY	2,042,768	1,288,000	1,214,343	73,657
Expiring 02/28/11	JPMorgan	TRY	703,446	439,900	436,821	3,079
New Zealand Dollar,
Expiring 02/23/11	UBS AG	NZD	1,665,377	1,252,900	1,283,025	(30,125)
Expiring 02/23/11	Citibank NA	NZD	414,082	313,300	319,013	(5,713)
Philippine Peso,
Expiring 03/14/11	UBS AG	PHP	22,415,616	507,600	504,760	2,840
Expiring 03/14/11	UBS AG	PHP	22,731,912	510,600	511,882	(1,282)
Expiring 03/14/11	UBS AG	PHP	24,882,696	560,800	560,314	486
Polish New Zloty,
Expiring 02/24/11	Citibank NA	PLN	1,258,216	441,500	437,434	4,066
Expiring 02/24/11	Goldman Sachs	PLN	3,633,214	1,256,700	1,263,131	(6,431)
Romanian New Lei,
Expiring 02/24/11	Citibank NA	RON	987,531	315,400	316,677	(1,277)
Russian Rouble,
Expiring 06/06/11	UBS AG	RUB	4,495,491	148,268	149,056	(788)
Singapore Dollar,
Expiring 02/23/11	Goldman Sachs	SGD	646,299	504,600	505,210	(610)
South African Rand,
Expiring 12/07/11	Morgan Stanley	ZAR	9,449,250	1,290,000	1,252,908	37,092
Thailand Baht,
Expiring 02/28/11	Citibank NA	THB	21,977,966	725,192	711,382	13,810

				$46,226,638	$46,329,382	$(102,744)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2011.

Credit default swap agreements outstanding as of January 31, 2011:

Counterparty	Termination Date	Notional Amount (000)(2)	Fixed Rate	Underlying Bond	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)(3)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
Barclays Bank PLC	06/20/11	$225	5.000%	Gannett Co., Inc., 6.375%, due 04/01/12	$(5,304)	$(1,334)	$(3,970)
Citibank NA	03/20/12	600	5.000	XL Capital Ltd., 5.250%, due 09/15/14	(35,079)	(13,764)	(21,315)
Citibank, NA	06/20/14	500	1.000	CBS Corp. 4.625%, due 05/15/18	(7,603)	26,589	(34,192)
Credit Suisse International	03/20/15	420	1.000	Toll Brothers Finance Corp., 5.150%, due 05/15/15	9,494	2,031	7,463
Deutsche Bank AG	03/20/12	100	5.000	Gannett Co., Inc., 6.375%, due 04/01/12	(5,597)	(1,244)	(4,353)
Deutsche Bank AG	06/20/13	600	1.000	Sealed Air Corp., 5.625%, due 07/15/13	(2,151)	6,113	(8,264)
Deutsche Bank AG	09/20/13	260	1.000	Masco Corp., 6.125%, due 10/03/16	3,474	6,479	(3,005)
Deutsche Bank AG	03/20/14	250	7.050	Starwood Hotels & Resorts Holdings, Inc., 7.875%, due 05/01/12	(50,265)	—	(50,265)
Deutsche Bank AG	06/20/14	600	1.000	R.R. Donnelley & Sons Co., 4.950%, due 04/01/14	14,062	32,716	(18,654)
Deutsche Bank AG	03/20/18	250	3.700	American International Group, Inc., 6.250%, due 05/01/36	(25,408)	—	(25,408)
Goldman Sachs International	03/20/14	350	0.700	Duke Energy Corp., 5.650%, due 06/15/13	(5,538)	—	(5,538)
JPMorgan Chase Bank	06/20/14	510	5.000	SLM Corp., 5.125%, due 08/27/12	(48,540)	67,343	(115,883)
JPMorgan Chase Bank	09/20/16	450	1.000	R.R. Donnelley & Sons Co., 4.950%, due 04/01/14	33,051	45,092	(12,041)
JPMorgan Chase Bank	09/20/19	450	1.000	Westvaco Corp., 7.950%, due 02/15/31	36,423	7,647	28,776
Merrill Lynch Capital Services	09/20/16	90	1.730	Tyson Foods, Inc., 7.350%, due 04/01/16	1,688	—	1,688

					$(87,293)	$177,668	$(264,961)

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer or credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2011.

Currency swap agreement outstanding as of January 31, 2011:

Counterparty(a)	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)(b)
Citibank NA	11/13/12	JPY	100,000	1.920%	6 Month Yen LIBOR	$(20,299)	$—	$(20,299)

(a)	The Fund pays a fixed rate in Japanese Yen and receives a floating rate in U.S. Dollar.
(b)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2011.

Interest rate swap agreements outstanding as of January 31, 2011:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)(c)
Barclays Bank PLC(a)	02/01/13		$5,100	0.906%	6 Month LIBOR	$(1,269)	$—	(1,269)
Citibank NA(a)	02/27/14		320	1.265	3 Month LIBOR	352	—	352
Citibank NA(a)	07/16/20		560	3.115	3 Month LIBOR	11,457	—	11,457
Citibank NA(a)	07/19/20		560	3.001	3 Month LIBOR	17,041	—	17,041
Citibank NA(a)	02/02/21		1,500	3.481	3 Month LIBOR	(2,555)	—	(2,555)
Barclays Bank PLC(b)	01/28/13	GBP	3,200	1.745	6 Month GBP LIBOR	(566)	—	(566)
Barclays Bank PLC(b)	02/01/18	CHF	800	1.900	6 Month CHF LIBOR	836	—	836
Barclays Bank PLC(b)	11/23/20	PLN	9,000	5.340	6 Month WIBOR	(87,535)	—	(87,535)
Barclays Bank PLC(b)	02/02/21	JPY	60,000	1.265	6 Month Yen LIBOR	60	—	60
Citibank NA(b)	01/26/13	CZK	50,000	2.350	3 Month PRIBOR	(12,877)	—	(12,877)
Citibank NA(b)	05/17/20	JPY	186,905	1.388	6 Month Yen LIBOR	46,851	—	46,851
Citibank NA(b)	08/10/20		1,085	2.834	3 Month LIBOR	(36,415)	—	(36,415)
Citibank NA(b)	12/20/20	JPY	90,000	1.353	6 Month Yen LIBOR	11,982	—	11,982
Citibank NA(b)	01/18/21		1,215	3.449	3 Month LIBOR	(1,005)	—	(1,005)
Citibank NA(b)	07/21/24	JPY	85,500	1.489	6 Month Yen LIBOR	(14,648)	—	(14,648)
Citibank NA(b)	07/21/30	JPY	101,900	1.781	6 Month Yen LIBOR	(29,858)	—	(29,858)
Citibank NA(b)	07/21/33	JPY	102,400	1.839	6 Month Yen LIBOR	(36,997)	—	(36,997)
Citibank NA(b)	09/20/37	JPY	90,615	1.880	6 Month Yen LIBOR	(32,678)	—	(32,678)
JPMorgan Chase Bank NA(b)	11/26/20	ZAR	5,850	7.750	3 Month JIBAR	(41,034)	—	(41,034)
Morgan Stanley Capital Services(b)	11/09/15	NZD	2,580	4.610	3 Month New Zealand BBR	9,685	—	9,685
Morgan Stanley Capital Services(b)	01/06/16		500	2.172	3 Month LIBOR	992	—	992
Morgan Stanley Capital Services(b)	01/11/16		500	2.150	3 Month LIBOR	227	—	227
Morgan Stanley Capital Services(b)	01/11/16		500	2.247	3 Month LIBOR	2,559	—	2,559
Morgan Stanley Capital Services(b)	12/10/20		2,100	4.903	3 Month LIBOR	(5,203)	—	(5,203)
Morgan Stanley Capital Services(b)	12/14/20		1,400	4.910	3 Month LIBOR	(4,403)	—	(4,403)
Morgan Stanley Capital Services(b)	05/10/30	JPY	280,705	2.059	6 Month Yen LIBOR	96,875	—	96,875

						$(108,126)	$—	$(108,126)

(a)	The Fund pays the fixed rate and receives the floating rate.
(b)	The Fund pays the floating rate and receives the fixed rate.
(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2011.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage-Backed Securities	$—	$4,481,886	$3,903,574
Residential Mortgage-Backed Securities	—	9,752,584	—
Bank Loans	—	2,475,246	576,750
Commercial Mortgage-Backed Securities	—	9,867,026	—
Corporate Bonds	—	41,674,544	1,309
Emerging Market Bonds	—	2,641,134	—
Foreign Corporate Bond	—	2,324,840	—
Foreign Government Bonds	—	24,211,854	—
Municipal Bonds	—	3,789,535	—
Options Purchased	—	517,354	—
Sovereign Bonds	—	11,053,473	—
United States Government Obligations	—	2,332,225	—
Preferred Stock	106,920	—	—
Affiliated Money Market Mutual Fund	5,294,934	—	—
Other Financial Instruments*
Futures	(382,700)	—	—
Forward Foreign Currency Contracts	—	672,945	—
Credit Default Swap Agreements	—	(259,423)	(5,538)
Currency Swap Agreement	—	(20,299)	—
Interest Rate Swap Agreements	—	(108,126)	—

Total	$5,019,154	$115,406,798	$4,476,095

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage-Backed Securities	Bank Loans	Corporate Bonds	Credit Default Swaps
Balance as of 10/31/10	$307,180	$271,500	$—	$—
Realized gain (loss)	—	—	—	— **
Change in unrealized appreciation (depreciation)***	22,576	9,750	84	(952)
Purchases	491,716	295,500	1,225	—
Sales	(381,063)	—	—	—
Accrued discount/premium	8,993	—	—	—
Transfers into Level 3	3,454,172	—	—	(4,586)
Transfers out of Level 3	—	—	—	—

Balance as of 01/31/11	$3,903,574	$576,750	$1,309	$(5,538)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $626.
***	Of which, $31,458 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 7 non-residential mortgage-backed securities and 1 credit default swap transferred into Level 3 as a result of using a single broker quote.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2011 were as follows:

Foreign Government Obligations	19.1%
Non Corporate	8.9
Commercial Mortgage-Backed Securities	7.8
Residential Mortgage-Backed Securities	7.4
Non-Residential Mortgage-Backed Securities	6.6
Banking	4.5
Media & Entertainment	4.5
Affiliated Money Market Mutual Fund	4.2
Foreign Agency	3.6
Municipal Bonds	3.0
Insurance	2.6
Cable	2.1
Electric	2.1
Telecommunications	1.8
United States Government Obligations	1.8
Technology	1.5
Healthcare & Pharmaceutical	1.4
Real Estate Investment Trusts	1.4
Foods	1.3
Metals	1.3
Capital Goods	1.1
Non Captive Finance	1.1
Building Materials & Construction	0.9
Chemicals	0.9
Lodging	0.9
Paper	0.9
Consumer	0.6
Energy — Integrated	0.6
Tobacco	0.6
Healthcare Insurance	0.5
Packaging	0.5
Pipelines & Others	0.5
Airlines	0.4
Gaming	0.4
Options	0.4
Automotive	0.3
Energy — Other	0.3
Retailers	0.3
Aerospace & Defense	0.1
Preferred Stock	0.1
Railroad	0.1

98.4
Other assets in excess of liabilities	1.6

Net Assets	100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisors; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Illiquid securities are valued in accordance with the fair valuation procedure approved by the Board of Directors.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open end, non-exchange traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 21, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 21, 2011

* Print the name and title of each signing officer under his or her signature.